Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Instruments [Line Items]
Cash and cash equivalents	$ 536,160	$ 536,160	$ 468,092	$ 336,197	$ 111,733
FVPL	104,387		1,295
Lease liabilities	(3,957)		(4,079)
Trade and Other Receivables	363,374		240,446
Derivative Financial Instrument	2,040		1,206
Other Assets	11,782		56,789
Maximum exposure to credit risk	$ 1,017,743		$ 767,828